Provision for warranty (Schedule of Product Warranty Liability) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	€ 43,921	€ 49,512
Charged to cost of sales	8,491	26,527
Deconsolidation ASMPT	(34,290)	0
Deductions	(9,850)	(31,948)
Foreign currency translation effect	(306)	(170)
Ending balance	7,966	43,921
Non-current portion	0	5,298
Current portion	€ 7,966	€ 38,623
Minimum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	1 year
Maximum [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty period	2 years